Share-Based Compensation - Summary of Number and Weighted Average Exercise Price (Detail)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Outstanding Balances | shares	1,421,314	1,238,025	678,677
Number of Shares Granted | shares	1,080,491	348,444	617,173
Number of Shares Forfeited | shares	(72,115)	(104,152)	(22,278)
Number of Shares Exercised | shares	(333,806)	(56,577)	(9,136)
Number of Shares Expired | shares	(17,475)	(4,426)	(26,411)
Closing Outstanding Balances | shares	2,078,409	1,421,314	1,238,025
Number of Shares Excersisable | shares	1,001,770	992,024	771,631
Weighted Average Exercise Price Outstanding Opening | $ / shares	$ 2.75	$ 2.41	$ 1.79
Weighted Average Exercise Price, Granted | $ / shares	10.45	4.14	3.04
Weighted Average Exercise Price, Forfeited | $ / shares	4.21	3.93	1.79
Weighted Average Exercise Price, Excercised | $ / shares	2.25	1.82	1.79
Weighted Average Exercise Price, Expired | $ / shares	2.53	2.37	1.79
Weighted Average Exercise Price Outstanding Closing | $ / shares	6.79	2.75	2.41
Weighted Average Exercise Price, Excersisable | $ / shares	$ 3.00	$ 2.35	$ 2.08